Intangible Assets - Disclosure of Detailed Information About Key Assumptions by CGU for Impairment Test (Detail)	Dec. 31, 2017	Dec. 31, 2016
Mexico [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	7.30%	6.80%
Post-tax WACC	5.30%	6.30%
Guatemala [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	13.90%	9.90%
Post-tax WACC	10.70%	9.50%
Nicaragua [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	16.60%	10.60%
Post-tax WACC	10.60%	10.10%
Costa Rica [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	11.50%	8.40%
Post-tax WACC	7.80%	8.30%
Panama [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	8.30%	7.80%
Post-tax WACC	6.50%	7.40%
Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	9.10%	7.90%
Post-tax WACC	6.60%	7.50%
Brazil [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	9.70%	8.70%
Post-tax WACC	6.20%	8.10%
Argentina [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	11.00%	9.10%
Post-tax WACC	7.30%	8.50%
Venezuela [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC		17.50%
Post-tax WACC		17.00%
Philippinnes [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	9.70%
Post-tax WACC	5.90%
2017-2026 [member] | Mexico [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	3.70%	3.70%
Expected volume growth rates	2.20%	1.20%
2017-2026 [member] | Guatemala [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	4.70%	5.00%
Expected volume growth rates	7.10%	13.20%
2017-2026 [member] | Nicaragua [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	5.00%	4.20%
Expected volume growth rates	4.90%	5.70%
2017-2026 [member] | Costa Rica [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	3.30%	4.40%
Expected volume growth rates	2.70%	4.70%
2017-2026 [member] | Panama [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	2.30%	3.00%
Expected volume growth rates	3.40%	4.90%
2017-2026 [member] | Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	3.10%	3.20%
Expected volume growth rates	3.20%	4.00%
2017-2026 [member] | Brazil [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	4.10%	4.40%
Expected volume growth rates	1.30%	2.90%
2017-2026 [member] | Argentina [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	10.70%	12.20%
Expected volume growth rates	3.10%	4.10%
2017-2026 [member] | Venezuela [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		117.30%
Expected volume growth rates		1.00%
2017-2026 [member] | Philippinnes [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	3.60%
Expected volume growth rates	3.40%